UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2015

Item 1.

Reports to Stockholders

Fidelity® Inflation-Protected Bond Index Central Fund Annual Report September 30, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Life of fund
Fidelity® Inflation-Protected Bond Index Central Fund	(0.86)%	(0.48)%

 Life of fund returns are for the period from February 22, 2012 to September 30, 2015.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Inflation-Protected Bond Index Central Fund on February 22, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Period Ending Values
$9,828	Fidelity® Inflation-Protected Bond Index Central Fund
$9,835	Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L)

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds advanced for the 12 months ending September 30, 2015, in a volatile environment of rising credit-risk premiums that made it difficult for many bond sectors to outperform U.S. Treasury investments. The Barclays U.S. Aggregate Bond Index rose 2.94%, aided by the performance of higher-quality and longer-duration securities, especially in August and September. Early in the period, longer-term bond yields moved lower on concerns about economic growth. They trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices. All of these dynamics combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+3.76%) significantly outperformed. Commercial mortgage-backed securities (+3.72%), a higher-yielding, mostly U.S.-centric sector, also rose strongly. Outside the index, Treasury Inflation-Protected Securities (TIPS) lagged Treasuries, as economic concerns lowered inflation expectations.

Comments from Co-Portfolio Manager Brandon Bettencourt, and Jay Small, who joined the fund as Co-Portfolio Manager on May 1, 2015, succeeding Alan Bembenek:  For the year, the fund's return was roughly in line with the -0.82% return of the benchmark Barclays U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L). We attempt to hold all positions held by the index in the same relative proportions. Early in the period, TIPS suffered price declines as inflation expectations eased amid a steep drop in commodity prices and signs of a global slowdown. TIPS performed somewhat better through late winter and early spring 2015, helped by the comparatively high yields U.S. government bonds offered relative to foreign bonds, as central banks in much of Europe and Asia pursued accommodative monetary policies to fight economic weakness. TIPS were further bolstered by investors’ growing appetite for inflation protection as U.S. economic data strengthened, even while inflation measures barely budged. In the final three months of the period, TIPS suffered price declines as concerns about global economic growth, falling commodity prices and declines in emerging-markets currencies cooled inflation worries and tempered demand for inflation protection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of September 30, 2015

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	70.8	67.5
1 - 1.99%	18.5	18.8
2 - 2.99%	10.7	13.7

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2015

6 months ago
Years	5.6	5.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2015

6 months ago
Years	3.8	3.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of September 30, 2015*
U.S. Government and U.S. Government Agency Obligations	99.9%
Net Other Assets (Liabilities)	0.1%

 * Inflation Protected Securities - 99.9%

As of March 31, 2015*
U.S. Government and U.S. Government Agency Obligations	99.7%
Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

Investments September 30, 2015

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	22,371,810	25,785,413
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17	$38,130,992	$38,006,380
0.125% 4/15/18	42,394,262	42,368,317
0.125% 4/15/19	41,993,774	41,879,508
0.125% 4/15/20	28,577,602	28,423,169
0.125% 1/15/22	33,730,161	32,922,054
0.125% 7/15/22	34,789,834	33,980,553
0.125% 1/15/23	34,950,970	33,752,047
0.125% 7/15/24	33,988,123	32,488,737
0.25% 1/15/25	34,073,002	32,711,853
0.375% 7/15/23	34,668,391	34,126,004
0.375% 7/15/25	23,241,109	22,673,236
0.625% 7/15/21	30,559,277	31,025,611
0.625% 1/15/24	34,587,343	34,478,566
1.125% 1/15/21	28,788,780	29,955,603
1.25% 7/15/20	25,168,036	26,452,486
1.375% 7/15/18	12,775,976	13,293,339
1.375% 1/15/20	16,377,721	17,205,025
1.625% 1/15/18	12,952,477	13,415,087
1.875% 7/15/19	13,504,293	14,433,942
2.125% 1/15/19	11,886,018	12,669,366
2.375% 1/15/17	14,307,548	14,695,411
2.625% 7/15/17	12,265,671	12,853,087
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $629,850,851)		619,594,794
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $629,850,851)		619,594,794
NET OTHER ASSETS (LIABILITIES) - 0.1%		540,169
NET ASSETS - 100%		$620,134,963

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets	0.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $629,850,851)		$619,594,794
Receivable for investments sold		10,273,079
Receivable for fund shares sold		37,049
Interest receivable		903,950
Total assets		630,808,872
Liabilities
Payable to custodian bank	$7,905
Payable for investments purchased	10,289,048
Payable for fund shares redeemed	375,079
Other payables and accrued expenses	1,877
Total liabilities		10,673,909
Net Assets		$620,134,963
Net Assets consist of:
Paid in capital		$630,391,020
Net unrealized appreciation (depreciation) on investments		(10,256,057)
Net Assets, for 6,309,617 shares outstanding		$620,134,963
Net Asset Value, offering price and redemption price per share ($620,134,963 ÷ 6,309,617 shares)		$98.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Interest		$1,793,810
Expenses
Custodian fees and expenses	$7,495
Independent directors' compensation	1,353
Total expenses before reductions	8,848
Expense reductions	(1,433)	7,415
Net investment income (loss)		1,786,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,722,989)
Change in net unrealized appreciation (depreciation) on investment securities		(3,759,811)
Net gain (loss)		(5,482,800)
Net increase (decrease) in net assets resulting from operations		$(3,696,405)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,786,395	$2,875,517
Net realized gain (loss)	(1,722,989)	(4,016,372)
Change in net unrealized appreciation (depreciation)	(3,759,811)	488,668
Net increase (decrease) in net assets resulting from operations	(3,696,405)	(652,187)
Distributions to partners from net investment income	–	(128)
Affiliated share transactions
Proceeds from sales of shares	382,137,297	83,636,043
Reinvestment of distributions	–	128
Cost of shares redeemed	(29,917,999)	(106,121,813)
Net increase (decrease) in net assets resulting from share transactions	352,219,298	(22,485,642)
Total increase (decrease) in net assets	348,522,893	(23,137,957)
Net Assets
Beginning of period	271,612,070	294,750,027
End of period	$620,134,963	$271,612,070
Other Affiliated Information Shares
Sold	3,871,139	833,628
Issued in reinvestment of distributions	–	1
Redeemed	(301,364)	(1,084,806)
Net increase (decrease)	3,569,775	(251,177)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Central Fund

		September 30,
Years ended September 30,	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$99.13	$98.55	$102.53	$100.00
Income from Investment Operations
Net investment income (loss)B	.514	1.216	.964	.598
Net realized and unrealized gain (loss)	(1.364)	(.636)	(4.944)	1.932
Total from investment operations	(.850)	.580	(3.980)	2.530
Distributions from net investment income	–	–C	–	–
Net asset value, end of period	$98.28	$99.13	$98.55	$102.53
Total ReturnD,E	(.86)%	.59%	(3.88)%	2.53%
Ratios to Average Net AssetsF
Expenses before reductionsG	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	-%	- %H
Net investment income (loss)	.52%	1.22%	.95%	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$620,135	$271,612	$294,750	$651,112
Portfolio turnover rate	30%	54%	95%	49%H

 A For the period February 22, 2012 (commencement of operations) to September 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$417,847
Gross unrealized depreciation	(13,465,091)
Net unrealized appreciation (depreciation) on securities	$(13,047,244)
Tax Cost	$632,642,038

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,353.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $80.

5. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Partners of Fidelity® Inflation-Protected Bond Index Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® Inflation-Protected Bond Index Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management, Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® Inflation-Protected Bond Index Central Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 17, 2015

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 237 funds. Ms. Acton and Mr. Engler each oversees 221 funds. Mr. von Kuhn oversees 98 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as Chief Legal Officer, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); and Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Actual	.0023%	$1,000.00	$989.40	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Index Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

IPB-ANN-1115
1.938133.103

Fidelity® Investment Grade Bond Central Fund Annual Report September 30, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Central Fund	1.90%	3.69%	4.59%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Central Fund on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,669	Fidelity® Investment Grade Bond Central Fund
$15,734	Barclays® U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds advanced for the 12 months ending September 30, 2015, in a volatile environment of rising credit-risk premiums that made it difficult for many bond sectors to outperform U.S. Treasury investments. The Barclays® U.S. Aggregate Bond Index rose 2.94%, aided by the performance of higher-quality and longer-duration securities, especially in a volatile August and September. Early in the period, longer-term bond yields moved lower on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+3.76%) significantly outperformed. Commercial mortgage-backed securities (+3.72%), a higher-yielding, mostly U.S.-centric sector also rose strongly. Corporate credit (+1.66%) lagged the other two sectors, held back partly by a diminished outlook for corporate earnings.

Comments from Portfolio Manager Jeffrey Moore:  For the year, the fund produced a modestly positive return that nevertheless lagged the benchmark Barclays® U.S. Aggregate Bond Index. In relative terms, the fund was hampered the most by security selection among a few positions in government-related bonds, especially those connected to emerging markets – a hard-hit group this period, due to concerns about the global economy. Most notably, we owned debt issued by Petrobras, Brazil’s leading oil producer, and Mexican state oil company Petróleos Mexicanos (Pemex). In addition, unfavorable yield curve positioning among our investments in U.S. Treasuries detracted, as did our out-of-benchmark exposure to TIPS (Treasury Inflation-Protected Securities), which struggled as inflation expectations remained low. On the positive side, corporate bonds added significant value, especially those issued by financial institutions. Regulatory reform in recent years, coupled with issuers’ stronger capital positions, has given investors more confidence in these types of securities. In addition, healthy consumer spending trends have made for a better and more profitable lending environment for banks. Also within financials, real estate investment trusts (REITs) contributed to the relative return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	32.9%
AAA	2.8%
AA	4.1%
A	18.4%
BBB	32.5%
BB and Below	8.1%
Not Rated	0.8%
Short-Term Investments and Net Other Assets	0.4%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	36.8%
AAA	3.2%
AA	4.3%
A	13.2%
BBB	29.6%
BB and Below	7.8%
Not Rated	1.2%
Short-Term Investments and Net Other Assets	3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of September 30, 2015

6 months ago
Years	8.1	7.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2015

6 months ago
Years	5.6	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of September 30, 2015*,**
Corporate Bonds	50.2%
U.S. Government and U.S. Government Agency Obligations	32.9%
Asset-Backed Securities	1.8%
CMOs and Other Mortgage Related Securities	7.7%
Municipal Bonds	4.6%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 14.4%

 ** Futures and Swaps - 0.0%

As of March 31, 2015*,**
Corporate Bonds	45.4%
U.S. Government and U.S. Government Agency Obligations	36.8%
Asset-Backed Securities	1.9%
CMOs and Other Mortgage Related Securities	7.5%
Municipal Bonds	3.4%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

 * Foreign investments - 13.7%

 ** Futures and Swaps - 0.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments September 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 50.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 1.8%
General Motors Co.:
3.5% 10/2/18	$6,330,000	$6,381,083
6.25% 10/2/43	1,080,000	1,141,766
General Motors Financial Co., Inc.:
2.4% 4/10/18	23,501,000	23,304,955
2.625% 7/10/17	2,000,000	2,002,956
3% 9/25/17	4,633,000	4,681,447
3.15% 1/15/20	10,728,000	10,624,410
3.25% 5/15/18	3,325,000	3,354,270
3.5% 7/10/19	7,458,000	7,535,578
4.25% 5/15/23	3,750,000	3,666,664
4.375% 9/25/21	36,356,000	37,075,194
4.75% 8/15/17	3,460,000	3,589,539
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	37,000,000	34,327,601
		137,685,463
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,475,000	4,637,196
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	3,776,000	5,183,527
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	9,542,000	9,541,781
4.908% 7/23/25 (a)	6,415,000	6,386,825
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,001,612
Discovery Communications LLC 3.25% 4/1/23	821,000	779,458
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,510,762
4.5% 9/15/42	1,566,000	1,238,767
5.5% 9/1/41	2,836,000	2,541,195
5.85% 5/1/17	2,001,000	2,117,744
6.55% 5/1/37	12,789,000	12,571,574
7.3% 7/1/38	4,675,000	4,902,878
8.25% 4/1/19	13,760,000	16,051,480
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,992,965
6.2% 3/15/40	7,609,000	8,746,606
Viacom, Inc. 4.25% 9/1/23	15,137,000	14,833,912
		113,401,086

TOTAL CONSUMER DISCRETIONARY		255,723,745

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.3%
CVS Health Corp.:
3.5% 7/20/22	4,175,000	4,308,742
3.875% 7/20/25	7,900,000	8,146,812
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,887,000	1,893,991
2.7% 11/18/19	4,256,000	4,313,707
3.3% 11/18/21	5,048,000	5,115,002
		23,778,254
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	2,063,000	2,052,912
The J.M. Smucker Co. 1.75% 3/15/18 (a)	5,162,000	5,173,836
		7,226,748
Tobacco - 1.3%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,211,368
5.375% 1/31/44	6,961,000	7,571,932
9.25% 8/6/19	1,502,000	1,872,055
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	8,018,148
4.25% 7/21/25 (a)	7,942,000	8,044,245
Reynolds American, Inc.:
2.3% 6/12/18	3,555,000	3,593,490
3.25% 11/1/22	9,074,000	9,030,717
4% 6/12/22	5,439,000	5,685,066
5.7% 8/15/35	2,047,000	2,225,414
5.85% 8/15/45	15,703,000	17,475,759
6.15% 9/15/43	7,130,000	8,100,913
6.75% 6/15/17	6,895,000	7,464,127
7.25% 6/15/37	9,291,000	11,500,019
		94,793,253

TOTAL CONSUMER STAPLES		125,798,255

ENERGY - 7.4%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	4,634,455
5.35% 3/15/20 (a)	4,099,000	3,971,324
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,388,677
Noble Holding International Ltd.:
4% 3/16/18	569,000	538,974
5.95% 4/1/25	3,629,000	2,841,209
6.95% 4/1/45	3,503,000	2,423,617
Transocean, Inc. 5.55% 12/15/16 (b)	3,323,000	3,281,463
		21,079,719
Oil, Gas & Consumable Fuels - 7.1%
BP Capital Markets PLC:
1.674% 2/13/18	40,543,000	40,590,070
2.315% 2/13/20	27,304,000	27,407,264
4.5% 10/1/20	3,295,000	3,627,960
Cenovus Energy, Inc. 5.7% 10/15/19	6,118,000	6,673,343
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	1,496,000	1,498,995
3.3% 6/1/20 (a)	7,369,000	7,391,483
4.5% 6/1/25 (a)	2,235,000	2,170,424
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,511,899
2.7% 4/1/19	6,241,000	5,737,314
3.875% 3/15/23	9,216,000	7,700,143
5.6% 4/1/44	9,458,000	7,658,606
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	6,280,000	6,110,352
Enable Midstream Partners LP:
2.4% 5/15/19 (a)	2,382,000	2,262,824
3.9% 5/15/24 (a)	2,513,000	2,216,959
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	799,794
Enterprise Products Operating LP:
1.65% 5/7/18	3,253,000	3,231,032
2.55% 10/15/19	1,568,000	1,563,603
3.7% 2/15/26	8,000,000	7,562,968
Kinder Morgan Energy Partners LP 2.65% 2/1/19	3,038,000	2,988,970
Kinder Morgan, Inc. 3.05% 12/1/19	27,248,000	26,754,511
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,961,960
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,694,000	1,862,917
MPLX LP 4% 2/15/25	1,128,000	1,035,089
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	3,034,369
Petrobras Global Finance BV:
1.9529% 5/20/16 (b)	6,209,000	5,851,983
3.25% 3/17/17	12,368,000	10,914,760
4.375% 5/20/23	45,164,000	29,469,510
4.875% 3/17/20	22,800,000	16,530,000
5.625% 5/20/43	20,715,000	12,687,938
6.25% 3/17/24	1,950,000	1,419,210
7.25% 3/17/44	22,238,000	14,748,242
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	10,000,000	8,900,000
5.375% 1/27/21	20,882,000	15,191,655
5.875% 3/1/18	3,290,000	2,714,250
6.125% 10/6/16	31,000,000	29,977,000
Petroleos Mexicanos:
3.5% 7/23/20 (a)	69,400,000	67,349,230
4.5% 1/23/26 (a)	11,975,000	11,039,753
4.875% 1/18/24	5,463,000	5,287,638
5.5% 6/27/44	14,941,000	11,990,153
5.625% 1/23/46 (a)	10,000,000	8,138,500
6.375% 1/23/45	21,014,000	18,878,978
6.5% 6/2/41	22,489,000	20,685,382
Phillips 66 Partners LP 2.646% 2/15/20	617,000	606,997
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,224,326
Southwestern Energy Co.:
3.3% 1/23/18	2,921,000	2,870,172
4.05% 1/23/20	5,300,000	5,270,060
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,491,955
Spectra Energy Partners, LP 2.95% 9/25/18	1,225,000	1,242,130
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	1,718,218
4.55% 6/24/24	24,070,000	19,092,709
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,750,491
5.375% 6/1/21	7,378,000	7,898,068
Williams Partners LP:
4.125% 11/15/20	1,086,000	1,105,427
4.3% 3/4/24	5,461,000	4,956,469
		525,354,053

TOTAL ENERGY		546,433,772

FINANCIALS - 27.8%
Banks - 14.2%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	7,090,000	7,045,688
4% 4/14/19 (a)	7,945,000	7,279,209
5.5% 7/12/20 (a)	32,172,000	29,106,008
5.75% 9/26/23 (a)	6,488,000	5,352,600
Bank of America Corp.:
1.95% 5/12/18	13,193,000	13,236,379
2.25% 4/21/20	33,513,000	32,981,919
3.875% 3/22/17	2,890,000	2,985,116
3.95% 4/21/25	10,000,000	9,732,380
4.25% 10/22/26	7,558,000	7,475,399
5.65% 5/1/18	3,780,000	4,123,296
5.75% 12/1/17	11,300,000	12,214,667
5.875% 1/5/21	3,255,000	3,727,991
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (a)	29,838,000	29,664,223
2.3% 3/5/20 (a)	28,390,000	28,232,492
Barclays PLC:
2% 3/16/18	37,681,000	37,655,565
2.75% 11/8/19	6,297,000	6,337,893
Capital One NA 2.95% 7/23/21	10,312,000	10,207,869
Citigroup, Inc.:
1.7% 4/27/18	23,504,000	23,383,424
1.8% 2/5/18	148,000,000	147,856,440
1.85% 11/24/17	14,763,000	14,818,199
2.4% 2/18/20	26,000,000	25,875,616
3.875% 3/26/25	15,450,000	15,020,691
4.05% 7/30/22	2,408,000	2,455,043
4.3% 11/20/26	17,000,000	16,842,750
5.5% 9/13/25	2,779,000	3,033,712
6.125% 5/15/18	3,790,000	4,189,595
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	5,925,000	6,072,858
Credit Suisse AG 6% 2/15/18	13,023,000	14,184,456
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (a)	7,788,000	7,766,770
3.75% 3/26/25 (a)	7,780,000	7,558,721
3.8% 9/15/22 (a)	11,780,000	11,790,908
Discover Bank:
4.2% 8/8/23	9,938,000	10,236,160
7% 4/15/20	5,075,000	5,884,199
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,254,561
8.25% 3/1/38	1,976,000	2,860,598
HBOS PLC 6.75% 5/21/18 (a)	3,118,000	3,436,840
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,898,979
5.25% 3/14/44	2,847,000	2,890,263
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,429,673
Huntington National Bank:
1.7% 2/26/18	41,948,000	41,751,264
2% 6/30/18	8,000,000	8,021,032
2.4% 4/1/20	56,000,000	55,625,808
ING Bank NV 5.8% 9/25/23 (a)	3,538,000	3,837,170
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	5,036,000	4,971,348
JPMorgan Chase & Co.:
2.75% 6/23/20	18,740,000	18,897,510
3.875% 9/10/24	56,293,000	55,777,131
4.125% 12/15/26	50,863,000	50,685,590
KeyBank NA 1.7% 6/1/18	3,650,000	3,648,945
Mizuho Bank Ltd. 1.8% 3/26/18 (a)	34,395,000	34,293,156
MUFG Americas Holdings Corp.:
1.625% 2/9/18	2,202,000	2,196,515
2.25% 2/10/20	7,416,000	7,391,750
PNC Bank NA:
1.6% 6/1/18	3,650,000	3,644,127
2.3% 6/1/20	3,650,000	3,626,801
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,239,889
Regions Bank 6.45% 6/26/37	7,667,000	9,258,608
Regions Financial Corp. 2% 5/15/18	6,384,000	6,379,378
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	41,248,027
6% 12/19/23	41,227,000	43,908,074
6.1% 6/10/23	22,609,000	24,302,233
6.125% 12/15/22	11,163,000	12,045,815
The Toronto Dominion Bank 1.625% 3/13/18	32,815,000	32,917,317
		1,057,766,638
Capital Markets - 5.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,458,000	8,140,901
4.25% 2/15/24	2,828,000	2,876,888
Deutsche Bank AG 4.5% 4/1/25	17,307,000	16,775,017
Deutsche Bank AG London Branch 1.875% 2/13/18	40,527,000	40,392,045
Goldman Sachs Group, Inc.:
1.748% 9/15/17	21,851,000	21,850,650
2.55% 10/23/19	75,150,000	75,716,556
2.625% 1/31/19	17,288,000	17,544,744
2.9% 7/19/18	10,067,000	10,323,527
5.25% 7/27/21	5,219,000	5,820,923
5.75% 1/24/22	5,977,000	6,861,686
5.95% 1/18/18	4,700,000	5,135,084
6.75% 10/1/37	18,359,000	21,884,130
Lazard Group LLC:
4.25% 11/14/20	5,574,000	5,904,705
6.85% 6/15/17	640,000	691,551
Morgan Stanley:
1.875% 1/5/18	7,500,000	7,517,198
2.375% 7/23/19	8,748,000	8,749,426
2.65% 1/27/20	24,824,000	24,942,981
4% 7/23/25	10,033,000	10,258,030
4.875% 11/1/22	27,262,000	29,033,239
5% 11/24/25	15,331,000	16,307,155
5.75% 1/25/21	13,341,000	15,216,224
6.625% 4/1/18	7,000,000	7,795,221
7.3% 5/13/19	3,747,000	4,375,342
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	8,060,096
UBS AG Stamford Branch:
1.375% 6/1/17	5,990,000	5,978,511
1.8% 3/26/18	11,503,000	11,497,893
2.35% 3/26/20	3,650,000	3,645,638
		393,295,361
Consumer Finance - 1.4%
Discover Financial Services:
3.85% 11/21/22	4,015,000	3,974,188
3.95% 11/6/24	5,006,000	4,928,677
5.2% 4/27/22	3,503,000	3,740,612
Ford Motor Credit Co. LLC:
1.461% 3/27/17	46,665,000	46,399,196
2.24% 6/15/18	9,072,000	9,046,199
Hyundai Capital America:
1.625% 10/2/15 (a)	1,922,000	1,922,000
1.875% 8/9/16 (a)	1,801,000	1,809,661
2% 3/19/18 (a)	10,511,000	10,466,633
2.125% 10/2/17 (a)	7,543,000	7,569,121
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,832,566
3% 8/15/19	2,690,000	2,711,472
3.75% 8/15/21	4,062,000	4,103,879
4.25% 8/15/24	4,089,000	4,075,339
		102,579,543
Insurance - 2.2%
AFLAC, Inc. 2.4% 3/16/20	26,577,000	26,867,354
American International Group, Inc.:
2.3% 7/16/19	20,041,000	20,201,568
3.75% 7/10/25	13,815,000	14,035,487
5.6% 10/18/16	5,848,000	6,107,294
Aon Corp. 5% 9/30/20	1,574,000	1,745,516
Aon PLC 4% 11/27/23	13,880,000	14,317,553
Five Corners Funding Trust 4.419% 11/15/23 (a)	7,020,000	7,344,998
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	11,559,000	11,675,746
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	5,457,000	5,981,898
6.5% 3/15/35 (a)	4,626,000	5,405,453
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,262,890
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,824,000	8,123,445
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,111,000	6,130,878
Pacific LifeCorp:
5.125% 1/30/43 (a)	7,253,000	7,604,966
6% 2/10/20 (a)	363,000	409,861
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,613,187
Symetra Financial Corp. 6.125% 4/1/16 (a)	3,545,000	3,622,809
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	9,676,000	9,959,487
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	2,167,000	2,197,256
4.125% 11/1/24 (a)	3,142,000	3,204,139
Unum Group 5.625% 9/15/20	3,364,000	3,784,372
		163,596,157
Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,596,402
4.6% 4/1/22	1,545,000	1,619,111
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,593,248
American Tower Corp. 2.8% 6/1/20	14,800,000	14,770,489
AvalonBay Communities, Inc. 3.625% 10/1/20	3,128,000	3,273,693
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,148,539
4.25% 1/15/24	5,830,000	6,098,711
Corporate Office Properties LP 5% 7/1/25	3,811,000	3,822,387
DDR Corp.:
3.5% 1/15/21	21,013,000	21,377,618
3.625% 2/1/25	3,555,000	3,389,454
4.625% 7/15/22	3,879,000	4,063,140
4.75% 4/15/18	4,014,000	4,248,036
7.5% 4/1/17	2,084,000	2,255,359
9.625% 3/15/16	5,150,000	5,331,924
Duke Realty LP:
4.375% 6/15/22	13,137,000	13,734,681
5.5% 3/1/16	3,680,000	3,742,255
5.95% 2/15/17	136,000	144,183
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,348,433
6% 9/15/17	3,170,000	3,417,758
6.25% 1/15/17	2,488,000	2,625,830
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,958,307
4.75% 7/15/20	3,181,000	3,488,450
Federal Realty Investment Trust 5.9% 4/1/20	1,116,000	1,277,174
Government Properties Income Trust 3.75% 8/15/19	7,823,000	8,022,510
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,392,014
4.7% 9/15/17	946,000	996,805
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,642,394
HRPT Properties Trust 6.65% 1/15/18	2,850,000	3,060,897
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,788,217
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	2,500,000	2,443,468
4.5% 4/1/27 (a)	26,195,000	24,941,595
4.95% 4/1/24	2,418,000	2,445,164
5.25% 1/15/26 (a)	9,242,000	9,397,367
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,646,898
5% 12/15/23	1,288,000	1,347,497
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,124,086
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,590,747
4.6% 4/1/24	14,578,000	14,871,616
		205,036,457
Real Estate Management & Development - 2.0%
BioMed Realty LP:
2.625% 5/1/19	4,111,000	3,977,947
4.25% 7/15/22	2,470,000	2,437,883
6.125% 4/15/20	1,499,000	1,638,900
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,819,164
4.1% 10/1/24	7,694,000	7,536,373
4.55% 10/1/29	7,694,000	7,557,393
4.95% 4/15/18	4,871,000	5,153,382
5.7% 5/1/17	2,297,000	2,419,733
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	19,777,058
Digital Realty Trust LP 3.95% 7/1/22	5,362,000	5,356,681
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,307,319
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,579,160
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,951,767
4.125% 6/15/22	2,690,000	2,756,411
4.75% 10/1/20	4,767,000	5,150,543
5.5% 12/15/16	3,166,000	3,313,748
6.625% 10/1/17	3,452,000	3,778,511
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,115,298
3.15% 5/15/23	10,776,000	9,701,762
4.5% 4/18/22	11,607,000	11,587,767
Mid-America Apartments LP 4.3% 10/15/23	1,390,000	1,427,816
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,071,473
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,267,114
Tanger Properties LP:
3.75% 12/1/24	5,090,000	5,041,523
3.875% 12/1/23	3,062,000	3,068,185
6.125% 6/1/20	4,142,000	4,735,582
Ventas Realty LP:
3.5% 2/1/25	2,171,000	2,098,958
4.125% 1/15/26	2,587,000	2,608,827
4.375% 2/1/45	1,297,000	1,186,675
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,300,903
		146,723,856

TOTAL FINANCIALS		2,068,998,012

HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	2,238,000	2,264,505
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	14,363,000	14,334,145
2% 4/1/18	14,795,000	14,814,426
		31,413,076
Health Care Providers & Services - 1.1%
Cardinal Health, Inc. 1.95% 6/15/18	2,331,000	2,333,671
Express Scripts Holding Co. 4.75% 11/15/21	6,771,000	7,311,217
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,265,765
4.25% 10/15/19	4,510,000	4,555,100
4.75% 5/1/23	360,000	361,260
5.875% 3/15/22	430,000	461,175
6.5% 2/15/20	38,271,000	41,715,390
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,206,114
UnitedHealth Group, Inc.:
3.35% 7/15/22	2,886,000	2,978,996
3.75% 7/15/25	7,957,000	8,228,206
		82,416,894
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	1,980,077
Pharmaceuticals - 1.4%
AbbVie, Inc.:
1.8% 5/14/18	20,392,000	20,336,778
3.6% 5/14/25	7,825,000	7,728,854
Actavis Funding SCS:
1.85% 3/1/17	27,030,000	27,092,304
2.35% 3/12/18	18,940,000	19,015,362
3% 3/12/20	6,503,000	6,510,296
3.45% 3/15/22	11,300,000	11,145,755
3.8% 3/15/25	8,159,000	7,893,229
Perrigo Finance PLC 3.5% 12/15/21	1,819,000	1,796,110
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,998,000	1,993,079
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,102,727
		105,614,494

TOTAL HEALTH CARE		221,424,541

INDUSTRIALS - 0.6%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	553,777	595,975
6.648% 3/15/19	578,655	594,163
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,073,760	1,138,186
8.36% 1/20/19	4,151,253	4,460,023
		6,788,347
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,859,020
3.75% 2/1/22	7,687,000	7,647,312
3.875% 4/1/21	7,380,000	7,472,250
4.25% 9/15/24	6,449,000	6,320,020
4.75% 3/1/20	6,486,000	6,907,590
		32,206,192
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,093,610

TOTAL INDUSTRIALS		42,088,149

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.0%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,885,498
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,464,000	7,465,642
4.4% 10/15/22 (a)	7,460,000	7,445,229
4.9% 10/15/25 (a)	7,464,000	7,443,474
		22,354,345

TOTAL INFORMATION TECHNOLOGY		25,239,843

MATERIALS - 0.5%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	4,963,645
4.25% 11/15/20	1,596,000	1,711,099
		6,674,744
Metals & Mining - 0.4%
Alcoa, Inc. 5.4% 4/15/21	4,534,000	4,522,665
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,200,529
Barrick Gold Corp. 4.1% 5/1/23	2,721,000	2,434,223
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,901,000	3,876,779
4.5% 8/13/23 (Reg. S)	20,000,000	19,985,560
		33,019,756

TOTAL MATERIALS		39,694,500

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc. 2.45% 6/30/20	5,357,000	5,283,475
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	312,974
CenturyLink, Inc.:
5.15% 6/15/17	445,000	457,238
6% 4/1/17	1,112,000	1,142,580
6.15% 9/15/19	3,031,000	3,015,845
Embarq Corp.:
7.082% 6/1/16	3,986,000	4,093,901
7.995% 6/1/36	49,549,000	51,112,766
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,599,323
4.5% 9/15/20	76,740,000	83,002,751
6.1% 4/15/18	16,292,000	18,038,242
6.55% 9/15/43	28,078,000	33,238,512
		220,297,607
UTILITIES - 2.5%
Electric Utilities - 1.8%
American Transmission Systems, Inc. 5% 9/1/44 (a)	2,832,000	2,903,822
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	4,050,897
6.4% 9/15/20 (a)	11,762,000	13,513,374
Entergy Corp. 4% 7/15/22	8,000,000	8,262,416
Exelon Corp.:
1.55% 6/9/17	1,574,000	1,571,222
3.95% 6/15/25	7,417,000	7,489,234
FirstEnergy Corp.:
2.75% 3/15/18	17,232,000	17,279,026
4.25% 3/15/23	28,183,000	28,339,528
7.375% 11/15/31	10,199,000	12,313,620
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,607,436
IPALCO Enterprises, Inc. 3.45% 7/15/20 (a)	13,000,000	12,577,500
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,115,069
3.75% 11/15/20	612,000	639,615
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,153,895
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,816,831
		132,633,485
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,735,000	2,880,505
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,632,045
		4,512,550
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.6266% 9/30/66 (b)	21,923,000	17,103,711
7.5% 6/30/66 (b)	5,100,000	4,583,625
NiSource Finance Corp. 5.45% 9/15/20	6,486,000	7,292,573
Puget Energy, Inc.:
6% 9/1/21	8,731,000	10,077,268
6.5% 12/15/20	2,803,000	3,267,334
Sempra Energy 2.3% 4/1/17	5,425,000	5,485,006
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,850,000	3,277,313
		51,086,830

TOTAL UTILITIES		188,232,865

TOTAL NONCONVERTIBLE BONDS
(Cost $3,780,788,285)		3,733,931,289

U.S. Treasury Obligations - 13.2%
U.S. Treasury Bonds:
2.875% 8/15/45	$93,000,000	$93,009,672
3% 5/15/45	360,260,000	368,947,665
U.S. Treasury Notes:
0.625% 12/31/16	116,610,000	116,840,771
1% 8/31/16 (c)(d)	105,420,000	106,006,135
1.625% 7/31/20	219,250,000	221,962,123
2% 8/15/25	74,850,000	74,489,373
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $975,063,402)		981,255,739

U.S. Government Agency - Mortgage Securities - 22.3%
Fannie Mae - 13.3%
1.688% 5/1/34 (b)	911,290	941,875
1.772% 9/1/33 (b)	482,602	502,704
1.91% 12/1/34 (b)	92,077	96,679
1.91% 3/1/35 (b)	47,788	49,876
2.116% 5/1/33 (b)	11,539	12,109
2.302% 6/1/36 (b)	139,265	148,692
2.332% 7/1/35 (b)	116,215	123,471
2.353% 7/1/35 (b)	416,908	441,654
2.391% 11/1/36 (b)	1,076,701	1,145,919
2.395% 8/1/36 (b)	1,905,850	2,038,545
2.421% 10/1/33 (b)	62,748	67,034
2.458% 3/1/35 (b)	45,667	48,846
2.5% 5/1/27 to 8/1/43	83,261,044	84,635,902
2.507% 3/1/36 (b)	323,701	345,661
2.618% 5/1/36 (b)	345,578	369,601
2.618% 7/1/37 (b)	174,070	186,190
2.629% 5/1/35 (b)	182,185	194,870
2.838% 3/1/36 (b)	602,435	644,380
3% 9/1/42 to 8/1/45	117,292,232	119,194,359
3% 10/1/45 (e)	62,100,000	62,963,575
3.5% 9/1/20 to 8/1/45	128,697,141	135,085,132
3.5% 10/1/30 (e)	3,633,820	3,839,074
3.5% 10/1/45 (e)	68,900,000	71,892,851
3.5% 10/1/45 (e)	16,500,000	17,216,720
3.5% 10/1/45 (e)	16,800,000	17,529,752
4% 8/1/40 to 7/1/45	147,843,563	158,367,516
4% 10/1/45 (e)	17,200,000	18,347,563
4% 10/1/45 (e)	11,500,000	12,267,266
4% 10/1/45 (e)	22,600,000	24,107,845
4% 10/1/45 (e)	1,900,000	2,026,766
4.5% 7/1/33 to 4/1/45	82,932,964	90,276,456
4.5% 10/1/45 (e)	22,400,000	24,286,501
4.5% 10/1/45 (e)	600,000	650,531
4.5% 10/1/45 (e)	8,300,000	8,999,016
5% 10/1/21 to 11/1/44	33,381,437	36,825,724
5% 10/1/45 (e)	13,200,000	14,548,875
5% 10/1/45 (e)	13,200,000	14,548,875
5.5% 10/1/17 to 9/1/41	23,476,202	26,411,713
6% 7/1/19 to 1/1/42	28,190,894	32,418,261
6.5% 6/1/16 to 11/1/16	12,685	12,965
7% 12/1/15 to 6/1/32	1,362,808	1,578,609
7.5% 2/1/22 to 11/1/31	1,015,832	1,206,682
8% 6/1/29	649	796

TOTAL FANNIE MAE		986,597,431

Freddie Mac - 4.9%
2.03% 4/1/35 (b)	882,697	925,574
2.373% 1/1/35 (b)	56,049	59,854
2.471% 5/1/35 (b)	310,743	330,943
3% 11/1/42 to 8/1/45	113,688,933	115,098,453
3.127% 10/1/35 (b)	133,383	141,184
3.5% 6/1/27 to 6/1/45	96,514,785	100,856,958
4% 6/1/24 to 7/1/44	46,955,630	50,207,340
4.5% 7/1/25 to 10/1/41	33,071,083	36,065,643
5% 4/1/38 to 7/1/41	19,643,661	21,780,431
5.5% 8/1/23 to 6/1/41	32,099,537	35,616,669
6% 7/1/37 to 8/1/37	972,494	1,113,467
6.5% 9/1/39	1,701,801	1,970,530
7.5% 11/1/16 to 6/1/32	480,919	567,482
8% 7/1/25 to 10/1/27	24,142	28,816
8.5% 2/1/19 to 5/1/22	1,710	1,952

TOTAL FREDDIE MAC		364,765,296

Ginnie Mae - 4.1%
3% 2/20/43 to 6/20/45	45,627,569	46,670,275
3.5% 1/15/41 to 8/20/45	95,092,900	99,859,728
3.5% 10/1/45 (e)	4,500,000	4,715,156
4% 8/20/40 to 7/20/45	71,696,056	76,797,922
4.5% 5/15/39 to 5/20/41	52,046,119	56,655,170
5% 3/15/39 to 9/15/41	8,618,246	9,636,613
5.5% 11/20/33 to 12/15/38	6,164,833	6,974,354
7% 6/15/24 to 9/15/32	2,647,559	3,132,274
7.5% 3/15/22 to 8/15/28	591,511	686,649
8% 4/15/24 to 12/15/25	59,276	69,373
8.5% 8/15/29 to 11/15/31	93,881	115,553

TOTAL GINNIE MAE		305,313,067

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,638,307,413)		1,656,675,794

Asset-Backed Securities - 1.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8989% 4/25/35 (b)	$431,966	$386,111
Airspeed Ltd. Series 2007-1A Class C1, 2.7066% 6/15/32 (a)(b)	3,744,698	1,647,667
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2439% 12/25/33 (b)	31,074	28,521
Series 2004-R2 Class M3, 1.0189% 4/25/34 (b)	58,421	43,976
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9739% 3/25/34 (b)	31,145	28,347
Series 2006-W4 Class A2C, 0.3539% 5/25/36 (b)	752,632	268,831
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,062,459
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3339% 12/25/36 (b)	1,172,000	783,790
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4439% 3/25/32 (b)	16,339	14,866
Series 2004-3 Class M4, 1.6489% 4/25/34 (b)	44,951	38,351
Series 2004-4 Class M2, 0.9889% 6/25/34 (b)	66,817	60,418
Series 2004-7 Class AF5, 5.868% 1/25/35	1,929,803	2,007,725
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (b)	25,289	23,465
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3689% 8/25/34 (b)	189,000	178,563
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0189% 3/25/34 (b)	4,686	4,102
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	8,969,000	8,991,710
Fremont Home Loan Trust Series 2005-A Class M4, 1.2139% 1/25/35 (b)	225,345	124,601
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (a)(b)	674,280	633,456
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,620,368	6,607,127
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5139% 8/25/33 (b)	599,404	559,022
Series 2003-3 Class M1, 1.4839% 8/25/33 (b)	293,397	278,940
Series 2003-5 Class A2, 0.8939% 12/25/33 (b)	21,396	19,845
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3839% 1/25/37 (b)	805,000	513,989
Invitation Homes Trust Series 2015-SFR3 Class E, 3.9476% 8/17/32 (a)(b)	3,623,000	3,580,190
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3239% 11/25/36 (b)	162,560	162,280
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.6564% 12/27/29 (b)	70,621	69,918
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.3189% 7/25/33 (b)	2,382,208	2,197,016
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1689% 7/25/34 (b)	31,740	29,119
Series 2006-FM1 Class A2B, 0.3039% 4/25/37 (b)	129,942	128,837
Series 2006-OPT1 Class A1A, 0.7139% 6/25/35 (b)	525,898	505,064
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8739% 8/25/34 (b)	37,283	34,232
Series 2004-NC6 Class M3, 2.3689% 7/25/34 (b)	125,240	111,579
Series 2004-NC8 Class M6, 2.0689% 9/25/34 (b)	142,327	128,284
Series 2005-NC1 Class M1, 0.8539% 1/25/35 (b)	182,833	171,159
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7039% 9/25/35 (b)	928,000	834,932
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0689% 9/25/34 (b)	346,000	323,320
Class M4, 2.3689% 9/25/34 (b)	444,000	285,253
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9939% 4/25/33 (b)	3,323	3,062
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	7,909,000	8,001,939
Series 2014-1 Class D, 2.91% 4/15/20	7,746,000	7,842,066
Series 2014-4:
Class C, 2.6% 11/16/20	4,282,000	4,337,349
Class D, 3.1% 11/16/20	7,371,000	7,442,477
Series 2015-1 Class A3, 1.27% 2/15/19	19,806,000	19,808,020
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (b)	409,453	395,656
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	8,714,191	8,725,084
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9189% 9/25/34 (b)	27,511	23,692
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0539% 9/25/34 (b)	18,730	16,356
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	1,148,348	1,142,764
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (a)	2,987,636	2,974,762
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	6,117,166	6,100,488
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	5,870,813	5,852,000
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	22,774,579	22,752,328
TOTAL ASSET-BACKED SECURITIES
(Cost $132,246,203)		130,285,108

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.1%
Granite Master Issuer PLC floater:
Series 2006-4 Class M1, 0.556% 12/20/54 (b)	515,000	500,398
Series 2007-1:
Class 1M1, 0.516% 12/20/54 (b)	785,000	757,757
Class 2M1, 0.716% 12/20/54 (b)	4,428,000	4,323,158
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (b)	279,947	277,355
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4039% 5/25/47 (b)	237,569	219,385
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3639% 2/25/37 (b)	409,040	367,494
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4839% 7/25/35 (b)	1,534,438	1,447,847
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5415% 6/10/35 (a)(b)	123,534	111,357
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (b)	14,935	14,661

TOTAL PRIVATE SPONSOR		8,019,412

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,500,809	1,626,037
Series 1999-57 Class PH, 6.5% 12/25/29	1,240,205	1,435,080

TOTAL U.S. GOVERNMENT AGENCY		3,061,117

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,491,028)		11,080,529

Commercial Mortgage Securities - 7.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5815% 2/14/43 (b)(f)	1,231,479	14,428
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44	12,655,976	12,863,370
Series 2007-2 Class A4, 5.7817% 4/10/49 (b)	17,013,000	17,652,944
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class C, 2.2476% 5/15/32 (a)(b)	4,902,000	4,854,460
Class D, 3.0976% 5/15/32 (a)(b)	3,103,000	3,074,822
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.4689% 12/25/33 (a)(b)	20,021	18,069
Series 2005-3A:
Class A2, 0.5939% 11/25/35 (a)(b)	138,949	122,827
Class M2, 0.6839% 11/25/35 (a)(b)	30,304	24,170
Class M3, 0.7039% 11/25/35 (a)(b)	27,161	20,872
Class M4, 0.7939% 11/25/35 (a)(b)	33,895	25,654
Series 2005-4A:
Class A2, 0.5839% 1/25/36 (a)(b)	508,237	448,083
Class B1, 1.5939% 1/25/36 (a)(b)	20,054	15,068
Class M1, 0.6439% 1/25/36 (a)(b)	164,043	131,513
Class M2, 0.6639% 1/25/36 (a)(b)	49,064	38,074
Class M3, 0.6939% 1/25/36 (a)(b)	71,862	53,635
Class M4, 0.8039% 1/25/36 (a)(b)	37,418	27,348
Class M5, 0.8439% 1/25/36 (a)(b)	37,418	27,203
Class M6, 0.8939% 1/25/36 (a)(b)	39,896	28,979
Series 2006-1:
Class A2, 0.5539% 4/25/36 (a)(b)	79,867	69,049
Class M6, 0.8339% 4/25/36 (a)(b)	26,883	18,755
Series 2006-2A:
Class M1, 0.5039% 7/25/36 (a)(b)	70,446	53,600
Class M2, 0.5239% 7/25/36 (a)(b)	49,650	37,189
Class M3, 0.5439% 7/25/36 (a)(b)	38,992	27,725
Class M4, 0.6139% 7/25/36 (a)(b)	26,255	18,296
Class M5, 0.6639% 7/25/36 (a)(b)	32,234	21,164
Series 2006-3A Class M4, 0.6239% 10/25/36 (a)(b)	19,538	2,123
Series 2006-4A:
Class A2, 0.4639% 12/25/36 (a)(b)	1,164,133	977,833
Class M1, 0.4839% 12/25/36 (a)(b)	84,066	63,994
Class M2, 0.5039% 12/25/36 (a)(b)	53,364	34,217
Class M3, 0.5339% 12/25/36 (a)(b)	54,095	30,139
Series 2007-1 Class A2, 0.4639% 3/25/37 (a)(b)	215,617	179,797
Series 2007-2A:
Class A1, 0.4639% 7/25/37 (a)(b)	921,450	786,496
Class A2, 0.5139% 7/25/37 (a)(b)	863,180	687,946
Class M1, 0.5639% 7/25/37 (a)(b)	288,879	219,717
Class M2, 0.6039% 7/25/37 (a)(b)	111,107	77,822
Class M3, 0.6839% 7/25/37 (a)(b)	84,463	51,938
Series 2007-3:
Class A2, 0.4839% 7/25/37 (a)(b)	309,820	249,888
Class M1, 0.5039% 7/25/37 (a)(b)	162,136	124,287
Class M2, 0.5339% 7/25/37 (a)(b)	172,005	122,596
Class M3, 0.5639% 7/25/37 (a)(b)	281,622	134,186
Class M4, 0.6939% 7/25/37 (a)(b)	441,643	135,065
Class M5, 0.7939% 7/25/37 (a)(b)	204,930	44,086
Series 2007-4A Class M1, 1.1439% 9/25/37 (a)(b)	75,122	15,228
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class A4, 5.537% 10/12/41	3,885,815	3,994,696
C-BASS Trust floater Series 2006-SC1 Class A, 0.4639% 5/25/36 (a)(b)	194,996	183,993
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1976% 12/15/27 (a)(b)	3,067,000	3,003,697
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	6,311,000	6,461,656
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	6,021,758	6,175,987
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0566% 4/15/17 (a)(b)	82,454	82,474
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	31,732,373	32,411,604
Series 2007-C3 Class A4, 5.8892% 6/15/39 (b)	18,306,758	19,133,565
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	10,000,000	10,536,200
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (a)(b)	1,452,000	1,440,955
Class C, 2.4476% 3/15/17 (a)(b)	1,415,000	1,403,110
Class D, 3.3976% 3/15/17 (a)(b)	2,141,000	2,115,469
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (a)(b)	7,520,000	7,618,500
Class CFX, 3.4949% 12/15/19 (a)(b)	6,312,000	6,284,705
Class DFX, 3.4949% 12/15/19 (a)(b)	5,350,000	5,276,454
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	24,598,449	25,490,758
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	26,123,430	27,117,218
Series 2006-GG7 Class A4, 6.0143% 7/10/38 (b)	10,228,312	10,347,820
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (b)	4,510,832	4,511,008
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,719,104	2,811,603
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	1,550,000	1,556,817
Class DFX, 4.4065% 11/5/30 (a)	14,762,000	14,889,694
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4866% 11/15/18 (a)(b)	57,857	56,716
Class F, 0.5366% 11/15/18 (a)(b)	163,317	157,007
Class G, 0.5666% 11/15/18 (a)(b)	141,898	135,804
Class H, 0.7066% 11/15/18 (a)(b)	108,791	103,891
Series 2014-BXH:
Class C, 1.8566% 4/15/27 (a)(b)	2,472,000	2,467,558
Class D, 2.4566% 4/15/27 (a)(b)	5,271,000	5,253,643
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	2,031,538	2,075,206
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,107,539	5,255,689
Series 2007-CB18 Class A4, 5.44% 6/12/47	18,409,173	19,069,805
Series 2007-LD11 Class A4, 5.9612% 6/15/49 (b)	87,242,206	90,491,367
Series 2006-LDP7 Class A4, 6.0947% 4/15/45 (b)	2,027,931	2,058,678
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (b)	6,407,068	6,775,263
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	10,890,762	11,315,578
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0317% 6/12/50 (b)	4,610,000	4,807,119
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	2,153,875	2,217,061
Series 2007-5 Class A4, 5.378% 8/12/48	17,266,917	17,908,694
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	11,060,000	11,545,799
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	1,038,188	1,096,056
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.3876% 10/15/20 (a)(b)	401,161	400,750
Class E, 0.4476% 10/15/20 (a)(b)	542,000	540,828
Class F, 0.4976% 10/15/20 (a)(b)	326,000	325,309
Class G, 0.5376% 10/15/20 (a)(b)	402,000	400,977
Class H, 0.6276% 10/15/20 (a)(b)	253,000	247,296
Class J, 0.7776% 10/15/20 (a)(b)	146,169	142,094
Series 2007-IQ14 Class A4, 5.692% 4/15/49	6,827,000	7,122,548
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	4,266,332	1,339,564
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.8073% 9/15/21 (a)(b)	257,000	244,010
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	52,370,182	54,417,662
Series 2007-C31:
Class A4, 5.509% 4/15/47	36,310,000	37,052,903
Class A5, 5.5% 4/15/47	6,261,000	6,593,321
Series 2007-C33 Class A4, 6.1497% 2/15/51 (b)	33,607,758	35,114,494
Series 2007-C31 Class C, 5.86% 4/15/47 (b)	4,335,000	4,218,696
Series 2007-C31A Class A2, 5.421% 4/15/47	204,808	205,048
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $595,335,740)		567,629,072

Municipal Securities - 4.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,130,000	$1,574,022
7.3% 10/1/39	9,490,000	13,148,490
7.55% 4/1/39	34,995,000	50,406,798
7.6% 11/1/40	1,975,000	2,890,393
7.625% 3/1/40	33,065,000	47,444,307
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,575,000	1,636,110
Series 2012 B, 5.432% 1/1/42	5,545,000	4,651,479
6.314% 1/1/44	36,730,000	33,671,860
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	4,325,000	4,426,032
4.95% 6/1/23	7,945,000	8,143,069
5.1% 6/1/33	99,540,000	93,249,072
Series 2010 5, 6.2% 7/1/21	3,160,000	3,438,933
Series 2010-1, 6.63% 2/1/35	19,115,000	19,765,101
Series 2010-3:
6.725% 4/1/35	16,145,000	16,719,278
7.35% 7/1/35	8,115,000	8,741,884
Series 2011:
5.365% 3/1/17	250,000	260,735
5.665% 3/1/18	5,330,000	5,667,869
5.877% 3/1/19	14,150,000	15,407,794
Series 2013:
1.84% 12/1/16	5,060,000	5,082,719
3.6% 12/1/19	4,360,000	4,365,014
TOTAL MUNICIPAL SECURITIES
(Cost $359,127,768)		340,690,959

Foreign Government and Government Agency Obligations - 0.8%
Brazilian Federative Republic 4.875% 1/22/21	$15,000,000	$14,587,500
United Mexican States 3.5% 1/21/21	40,137,000	40,839,398
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $56,379,241)		55,426,898

Bank Notes - 1.6%
Bank of America NA:
1.65% 3/26/18	$10,647,000	$10,642,230
5.3% 3/15/17	3,196,000	3,357,366
Capital One NA 1.65% 2/5/18	34,374,000	34,120,526
Discover Bank:
(Delaware) 3.2% 8/9/21	11,512,000	11,506,670
3.1% 6/4/20	10,724,000	10,829,589
8.7% 11/18/19	1,160,000	1,385,946
KeyBank NA:
2.25% 3/16/20	20,000,000	19,961,540
6.95% 2/1/28	850,000	1,082,228
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,285,823
Regions Bank 7.5% 5/15/18	18,822,000	21,280,153
TOTAL BANK NOTES
(Cost $118,669,104)		120,452,071
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.18% (g)
(Cost $136,749,309)	136,749,309	136,749,309
TOTAL INVESTMENT PORTFOLIO - 104.1%
(Cost $7,803,157,493)		7,734,176,768
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(301,920,140)
NET ASSETS - 100%		$7,432,256,628

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 10/1/45	$(29,900,000)	$(30,315,795)
3% 10/1/45	(70,600,000)	(71,581,778)
4% 10/1/45	(1,900,000)	(2,026,766)
4% 10/1/45	(1,900,000)	(2,026,766)
4% 10/1/45	(6,100,000)	(6,506,985)
4% 10/1/45	(6,300,000)	(6,720,328)
4% 10/1/45	(2,500,000)	(2,666,797)
4% 10/1/45	(2,500,000)	(2,666,797)
4% 10/1/45	(3,100,000)	(3,306,828)
4.5% 10/1/45	(600,000)	(650,531)
4.5% 10/1/45	(8,300,000)	(8,999,016)
4.5% 10/1/45	(10,600,000)	(11,492,719)
4.5% 10/1/45	(2,900,000)	(3,144,235)
4.5% 10/1/45	(600,000)	(650,531)
4.5% 10/1/45	(8,300,000)	(8,999,016)
4.5% 11/1/45	(22,400,000)	(24,265,499)
5% 10/1/45	(13,200,000)	(14,548,875)
5% 10/1/45	(13,200,000)	(14,548,875)
TOTAL TBA SALE COMMITMENTS
(Proceeds $213,798,566)		$(215,118,137)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc. Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	USD	$8,098	$(856)	$0	$(856)
Morgan Stanley ABS Capital I Inc. Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD	68,738	(6,601)	0	(6,601)

TOTAL CREDIT DEFAULT SWAPS							$(7,457)	$0	$(7,457)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $715,121,279 or 9.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $276,529.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $919,082.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$570,100
Total	$570,100

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,733,931,289	$--	$3,733,931,289	$--
U.S. Government and Government Agency Obligations	981,255,739	--	981,255,739	--
U.S. Government Agency - Mortgage Securities	1,656,675,794	--	1,656,675,794	--
Asset-Backed Securities	130,285,108	--	128,637,441	1,647,667
Collateralized Mortgage Obligations	11,080,529	--	11,080,529	--
Commercial Mortgage Securities	567,629,072	--	566,287,385	1,341,687
Municipal Securities	340,690,959	--	340,690,959	--
Foreign Government and Government Agency Obligations	55,426,898	--	55,426,898	--
Bank Notes	120,452,071	--	120,452,071	--
Money Market Funds	136,749,309	136,749,309	--	--
Total Investments in Securities:	$7,734,176,768	$136,749,309	$7,594,438,105	$2,989,354
Derivative Instruments:
Liabilities
Swaps	$(7,457)	$--	$(7,457)	$--
Total Liabilities	$(7,457)	$--	$(7,457)	$--
Total Derivative Instruments:	$(7,457)	$--	$(7,457)	$--
Other Financial Instruments:
TBA Sale Commitments	$(215,118,137)	$--	$(215,118,137)	$--
Total Other Financial Instruments:	$(215,118,137)	$--	$(215,118,137)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(7,457)
Total Credit Risk	$0	$(7,457)
Total Value of Derivatives	$0	$(7,457)

 (a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.6%
United Kingdom	4.0%
Mexico	2.7%
Netherlands	1.6%
Japan	1.3%
Luxembourg	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,666,408,184)	$7,597,427,459
Fidelity Central Funds (cost $136,749,309)	136,749,309
Total Investments (cost $7,803,157,493)		$7,734,176,768
Cash		144,641
Receivable for investments sold		86,674
Receivable for TBA sale commitments		213,798,566
Receivable for fund shares sold		329,333
Interest receivable		54,316,965
Distributions receivable from Fidelity Central Funds		42,223
Other receivables		2,279
Total assets		8,002,897,449
Liabilities
Payable for investments purchased
Regular delivery	$52,118,457
Delayed delivery	296,509,354
TBA sale commitments, at value	215,118,137
Payable for fund shares redeemed	6,851,493
Distributions payable	152
Bi-lateral OTC swaps, at value	7,457
Other payables and accrued expenses	35,771
Total liabilities		570,640,821
Net Assets		$7,432,256,628
Net Assets consist of:
Paid in capital		$7,502,564,381
Net unrealized appreciation (depreciation) on investments		(70,307,753)
Net Assets, for 70,132,187 shares outstanding		$7,432,256,628
Net Asset Value, offering price and redemption price per share ($7,432,256,628 ÷ 70,132,187 shares)		$105.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Interest		$233,686,552
Income from Fidelity Central Funds		570,100
Total income		234,256,652
Expenses
Custodian fees and expenses	$116,185
Independent directors' compensation	32,463
Total expenses before reductions	148,648
Expense reductions	(49,968)	98,680
Net investment income (loss)		234,157,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,571,876
Futures contracts	1,026,239
Swaps	(3,220,232)
Total net realized gain (loss)		69,377,883
Change in net unrealized appreciation (depreciation) on: Investment securities	(167,741,355)
Swaps	3,014,100
Delayed delivery commitments	(457,700)
Total change in net unrealized appreciation (depreciation)		(165,184,955)
Net gain (loss)		(95,807,072)
Net increase (decrease) in net assets resulting from operations		$138,350,900

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,157,972	$202,438,403
Net realized gain (loss)	69,377,883	33,955,482
Change in net unrealized appreciation (depreciation)	(165,184,955)	76,771,492
Net increase (decrease) in net assets resulting from operations	138,350,900	313,165,377
Distributions to partners from net investment income	(226,272,120)	(193,947,566)
Affiliated share transactions
Proceeds from sales of shares	1,005,003,722	1,132,940,163
Reinvestment of distributions	226,270,524	193,946,166
Cost of shares redeemed	(1,377,897,175)	(685,456,190)
Net increase (decrease) in net assets resulting from share transactions	(146,622,929)	641,430,139
Total increase (decrease) in net assets	(234,544,149)	760,647,950
Net Assets
Beginning of period	7,666,800,777	6,906,152,827
End of period	$7,432,256,628	$7,666,800,777
Other Affiliated Information Shares
Sold	9,300,446	10,652,240
Issued in reinvestment of distributions	2,099,703	1,817,607
Redeemed	(12,866,275)	(6,413,854)
Net increase (decrease)	(1,466,126)	6,055,993

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Central Fund

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$107.08	$105.37	$109.14	$104.84	$101.49
Income from Investment Operations
Net investment income (loss)A	3.267	2.918	2.588	2.994	3.367
Net realized and unrealized gain (loss)	(1.220)	1.591	(3.850)	4.299	3.177
Total from investment operations	2.047	4.509	(1.262)	7.293	6.544
Distributions to partners from net investment income	(3.157)	(2.799)	(2.508)	(2.993)	(3.194)
Net asset value, end of period	$105.97	$107.08	$105.37	$109.14	$104.84
Total ReturnB	1.90%	4.32%	(1.18)%	7.06%	6.58%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	3.03%	2.74%	2.41%	2.81%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$7,432,257	$7,666,801	$6,906,153	$5,968,582	$5,081,265
Portfolio turnover rateF	395%	341%	321%	344%	424%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and, U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$105,825,767
Gross unrealized depreciation	(174,288,979)
Net unrealized appreciation (depreciation) on securities	$(68,463,212)
Tax Cost	$7,802,639,980

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(3,220,232)	$3,014,100
Interest Rate Risk
Futures Contracts	$ 1,026,239	$ -
Totals(a)	$(2,193,993)	$3,014,100

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,035,654,353 and $1,213,607,211, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,143,805.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $32,463.

In addition, through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17,505.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Partners of Fidelity® Investment Grade Bond Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Central Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 20, 2015

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 237 funds. Ms. Acton and John Engler each oversees 221 funds. Mr. von Kuhn oversees 98 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as Chief Legal Officer, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); and Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Actual	.0014%	$1,000.00	$986.60	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TP1-ANN-1115
1.822351.110

Item 2.

Code of Ethics

As of the end of the period, September 30, 2015, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Central Fund and Fidelity Investment Grade Bond Central Fund (the “Funds”):

Services Billed by Deloitte Entities

September 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$48,000	$-	$7,300	$600
Fidelity Investment Grade Bond Central Fund	$175,000	$-	$9,000	$600

September 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$47,000	$-	$7,300	$600
Fidelity Investment Grade Bond Central Fund	$161,000	$-	$8,700	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2015A	September 30, 2014A
Audit-Related Fees	$-	$150,000
Tax Fees	$10,000	$-
All Other Fees	$175,000	$745,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2015A	September 30, 2014 A
Deloitte Entities	$325,000	$1,975,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2015